Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2014
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 30, 2014
Prospectus Date	Mar. 31, 2014